Earnings (loss) per share attributable to common shareholders - Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Shares [Abstract]
Net income (loss) attributable to common	$ (167,928)	$ (141,372)
Weighted average number of ordinary shares - basic	225,867,169	220,108,770
Effect of dilutive share options and warrants	0	0
Weighted average number of ordinary shares - diluted	225,867,169	220,108,770